Income Taxes - Schedule of Non-Capital Losses (Details)	Mar. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
2026	$ 110,000
2027	11,000
2028	33,000
2029	5,000
2030	1,209,000
2031	1,537,000
2032	1,073,000
2033	3,047,000
2034	3,800,000
2035	4,556,000
2036	3,969,000
2037	685,000
2038	629,000
2039	1,086,000
Non-capital losses	$ 21,730,000